Unaudited Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares
Unaudited Condensed Consolidated Balance Sheets
Allowance for credit losses current	¥ 150,060	$ 23,289	¥ 137,961
Allowance for credit losses non-current	¥ 62,544	$ 9,707	¥ 67,095
Ordinary shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	121,551,075	121,551,075	121,687,974
Ordinary shares, shares outstanding	121,551,075	121,551,075	121,687,974
Treasury stock, shares	136,899	136,899	136,899